Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of borrowings [text block] [Abstract]
Schedule of long-term debt
	December 31,	December 31,
	2021	2020
Dominion Capital loan	$—	$17,092
Equipment financing	11,039	—
Volta note payable	128	253
Total long-term debt	11,167	17,345
Less current portion of long-term debt	(10,257)	(17,171)
Non-current portion of long-term debt	$910	$174

Schedule of equipment financing and balance of the loans and the net book value (NBV)
	Maturity date	Rate	Monthly repayment	Long-term debt balance	NBV of Collateral	Collateral*
Blockfills loan #1	August 2022	22.2%	$92	$648	$1,022	1,000
Blockfills loan #2	September 2022	17.8%	134	1,067	1,722	2,000
Blockfills loan #3	October 2022	18.6%	67	574	973	1,000
Foundry loan #1	September 2022	18.6%	551	4,620	7,917	1,465
Foundry loan #2	March 2023	16.5%	102	1,294	1,911	300
Foundry loan #3	April 2023	16.5%	95	1,287	1,591	300
Foundry loan #4	May 2023	16.5%	108	1,549	1,862	400
Total			$1,149	$11,039	$16,998	6,465